Schedule of operating cost and expences (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	R$ (8,443,023)	R$ (7,996,615)	R$ (7,433,731)
Marketing expenses	(4,621,788)	4,443,027
General and administrative expenses	1,723,384	1,673,290	1,717,859
Total	5,858,973	6,468,171	5,428,606
Marketing expenses	4,621,788	(4,443,027)
Cost of services provided and products sold	8,443,023	7,996,615	7,433,731
General and administrative expenses	(1,723,384)	(1,673,290)	(1,717,859)
Total	(5,858,973)	(6,468,171)	(5,428,606)
[custom:CostOfSales1]			(7,433,731)
[custom:SalesAndMarketingExpense1]			(4,986,289)
[custom:AdministrativeExpense1]			1,717,859
[custom:OperatingExpense1]			14,137,879
Personnel [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	62,214	58,024	53,392
Marketing expenses	676,479	(632,231)	624,353
General and administrative expenses	387,735	321,967	392,984
Total	1,126,428	1,012,222	1,070,729
Marketing expenses	(676,479)	632,231	(624,353)
Cost of services provided and products sold	(62,214)	(58,024)	(53,392)
General and administrative expenses	(387,735)	(321,967)	(392,984)
Total	(1,126,428)	(1,012,222)	(1,070,729)
Third Party Services [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	560,039	587,835	569,242
Marketing expenses	1,763,360	1,743,644	2,041,646
General and administrative expenses	668,641	538,584	512,643
Total	2,992,040	2,870,063	3,123,531
Marketing expenses	(1,763,360)	(1,743,644)	(2,041,646)
Cost of services provided and products sold	(560,039)	(587,835)	(569,242)
General and administrative expenses	(668,641)	(538,584)	(512,643)
Total	(2,992,040)	(2,870,063)	(3,123,531)
Interconnection And Means Of Connection [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	1,840,139	1,672,655	1,419,464
Marketing expenses
General and administrative expenses
Total	1,840,139	1,672,655	1,419,464
Marketing expenses
Cost of services provided and products sold	(1,840,139)	(1,672,655)	(1,419,464)
General and administrative expenses
Total	(1,840,139)	(1,672,655)	(1,419,464)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	4,847,995	4,569,064	4,132,223
Marketing expenses	265,565	247,666	256,898
General and administrative expenses	578,136	710,282	739,860
Total	5,691,696	5,527,012	5,128,981
Marketing expenses	(265,565)	(247,666)	(256,898)
Cost of services provided and products sold	(4,847,995)	(4,569,064)	(4,132,223)
General and administrative expenses	(578,136)	(710,282)	(739,860)
Total	(5,691,696)	(5,527,012)	(5,128,981)
Taxes Fees And Contributions Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	34,732	28,675	32,120
Marketing expenses	777,819	761,152	817,369
General and administrative expenses	29,388	23,809	18,846
Total	841,939	813,636	868,335
Marketing expenses	(777,819)	(761,152)	(817,369)
Cost of services provided and products sold	(34,732)	(28,675)	(32,120)
General and administrative expenses	(29,388)	(23,809)	(18,846)
Total	(841,939)	(813,636)	(868,335)
Rent And Insurance Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	362,171	316,650	291,302
Marketing expenses	109,781	107,550	121,795
General and administrative expenses	20,082	15,753	20,590
Total	492,034	439,953	433,687
Marketing expenses	(109,781)	(107,550)	(121,795)
Cost of services provided and products sold	(362,171)	(316,650)	(291,302)
General and administrative expenses	(20,082)	(15,753)	(20,590)
Total	(492,034)	(439,953)	(433,687)
Cost Of Goods Sold Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	731,007	756,060	931,818
Marketing expenses
General and administrative expenses
Total	731,007	756,060	931,818
Marketing expenses
Cost of services provided and products sold	(731,007)	(756,060)	(931,818)
General and administrative expenses
Total	(731,007)	(756,060)	(931,818)
Publicity And Advertising Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold
Marketing expenses	459,811	377,184	355,234
General and administrative expenses
Total	459,811	377,184	355,234
Marketing expenses	(459,811)	(377,184)	(355,234)
Cost of services provided and products sold
General and administrative expenses
Total	(459,811)	(377,184)	(355,234)
Losses On Doubtful Accounts Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold
Marketing expenses	544,642	552,817	748,291
General and administrative expenses
Total	544,642	552,817	748,291
Marketing expenses	(544,642)	(552,817)	(748,291)
Cost of services provided and products sold
General and administrative expenses
Total	(544,642)	(552,817)	(748,291)
Others [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	4,726	7,652	4,170
Marketing expenses	24,331	20,783	20,703
General and administrative expenses	39,402	62,895	32,936
Total	68,459	91,330	57,809
Marketing expenses	(24,331)	(20,783)	(20,703)
Cost of services provided and products sold	(4,726)	(7,652)	(4,170)
General and administrative expenses	(39,402)	(62,895)	(32,936)
Total	R$ (68,459)	R$ (91,330)	R$ (57,809)